Deferred income (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income
Schedule of deferred income

	As of December 31,
in 000€	2024	2023	2022
Deferred maintenance and license revenue	46,948	44,905	42,780
Deferred (project) fees	4,844	5,485	7,285
Deferred government grants	7,474	1,102	933
Total	59,266	51,492	50,998
current	45,998	40,791	41,721
non-current	13,268	10,701	9,277